LONG TERM INVESTMENTS	12 Months Ended
Dec. 31, 2020
LONG TERM INVESTMENTS
LONG TERM INVESTMENTS

11.    LONG TERM INVESTMENTS

Long term investments consisted of the following:

	December 31,
	2019	2020
	RMB’000	RMB’000	US$’000

Cost method investments:
PRC Fund	10,081	10,103	1,548
United States Fund	20,045	20,045	3,072
Total	30,126	30,148	4,620

Cost method investments

In 2017, the Group made an additional RMB361,000 (US$53,000)  investment in the United States Fund. As of December 31, 2019 and 2020, the Group had made an accumulated investment in the United States Fund of RMB20,045,000. Given that the Group holds less than five percent interest in each fund, the Group has accounted for such investments using the cost method.

In 2011, the Group made a 9-year term investment in the PRC Fund in the amount of RMB 10,103,000. Given that the Group holds less than five percent interest in each fund, the Group has accounted for such investments using the cost method.